CASH AND DUE FROM BANKS (Details textual) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Implicit interest rate, domestic	5.01%	5.00%	5.01%	5.00%
Implicit interest rate, foreign	35.12%	32.40%	35.12%	32.40%
Overnight deposit one	S/ 1,437.8	S/ 3,067.8
Interest rate on overnight deposits	2.43%	2.00%	2.43%	2.00%
Description of maturity of overnight deposits	maturities at 2 days	maturities at 5 days
US Dollars [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Overnight deposit one | $			$ 426.3	$ 946.6
Overnight deposit two		S/ 300.0
Interest rate on overnight deposits		1.41%		1.41%